Shareholders' equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Billions		1 Months Ended	12 Months Ended
	Jun. 30, 2025	Jul. 31, 2025	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	[1]	Apr. 30, 2024	Jan. 31, 2023
Stockholders' Equity Note [Abstract]
Authorized shares of common stock (shares)			3,500,000,000		3,500,000,000
Common stock, par value (usd per share)			$ 0.01		$ 0.01
Common stock, shares, outstanding (shares)			688,236,337
Increase in common stock dividend		13.00%
Dividends on common stock, cash paid (usd per share)	$ 0.47	$ 0.53	$ 2.00	[1]	$ 1.78	[1]	$ 1.58
Authorized amount of shares to repurchase									$ 6.0	$ 5.0
Treasury stock acquired (shares)			36,800,000
Treasury stock acquired, average cost per share (usd per share)			$ 96.12
Shares repurchased during period, value			$ 3.5

[1]	Includes dividend equivalents on share-based awards.